Average Annual Total Returns - Class K Shares - BLACKROCK LIFEPATH INDEX 2050 FUND - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	15.04%
5 Years	12.09%
Since Inception	9.53%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	14.36%
5 Years	11.27%
Since Inception	8.74%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.03%
5 Years	9.35%
Since Inception	7.49%
Inception Date	May 31, 2011